UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: ___
 This Amendment (Check only one.):  [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Weiss Asset Management LP
Address: 222 Berkeley Street, 16th Floor,
         Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer of Weiss Asset Management LP
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy Nikitin           Boston, MA             May 15, 2012
----------------------------- --------------------- -------------------------
   [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total: $ 89,003
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279        Andrew Weiss
2   028-12910        BIP GP LLC


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
                                                         FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN 2          COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8
                                                          VALUE      SHR OR   SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (x$1000)   PRN AMT  PRN CALL  DISCRETION    MANAGERS    SOLE  SHARED NONE
AVENUE INCOME CR STRATEGIES   COM	        05358E106      422     25,427 SH       SHARED-DEFINED	 1,2  	 25,427
BARCLAYS BK PLC	              IPTH S&P VIX NEW  06740C261    4,462    265,300 SH       SHARED-DEFINED    1,2    265,300
CHINA FD INC	              COM	        169373107    3,344    143,518 SH       SHARED-DEFINED	 1,2    143,518
CREDIT SUISSE NASSAU BRH      VIX SHT TRM FT	22542D761    7,183    992,060 SH       SHARED-DEFINED	 1,2    992,060
CROSSHAIR ENERGY CORP	      COM	        22765F105      162    323,700 SH       SHARED-DEFINED	 1,2    323,700
DNP SELECT INCOME FD	      COM	        23325P104    1,087    107,600 SH       SHARED-DEFINED	 1,2    107,600
GENERAL MTRS CO	              *W EXP 07/10/201	37045V118    1,382     83,125 SH       SHARED-DEFINED	 1,2  	 83,125
ICICI BK LTD	              ADR	        45104G104    5,231    150,000 SH       SHARED-DEFINED	   1    150,000
KT CORP	                      SPONSORED ADR     48268K101    9,468    691,600 SH       SHARED-DEFINED	 1,2    691,600
MARKET VECTORS ETF TR	      EGYPT INDX ETF	57060U548      456     36,022 SH       SHARED-DEFINED	 1,2  	 36,022
MEDCATH CORP	              COM	        58404W109    6,568    835,677 SH       SHARED-DEFINED	 1,2    835,677
MYREXIS INC	              COM	        62856H107      574    189,593 SH       SHARED-DEFINED	 1,2    189,593
PARAMOUNT GOLD & SILVER CORP  COM               69924P102    9,040  4,000,000 SH       SHARED-DEFINED    1,2  4,000,000
PARLUX FRAGRANCES INC	      COM	        701645103    4,494    794,017 SH       SHARED-DEFINED	 1,2	794,017
PERFUMANIA HLDGS INC	      COM NEW	        71376C100      121     13,060 SH       SHARED-DEFINED	 1,2	 13,060
PRETIUM RES INC	              COM	        74139C102    9,452    662,000 SH       SHARED-DEFINED	 1,2	662,000
SEABRIDGE GOLD INC	      COM	        811916105   18,148    909,400 SH       SHARED-DEFINED	 1,2	909,400
SEALY CORP	              SR SECD 3RD 8%	812139400      536      8,374 SH       SHARED-DEFINED	 1,2	  8,374
SINGAPORE FD INC	      COM	        82929L109      290     22,341 SH       SHARED-DEFINED	 1,2	 22,341
SOLUTIA INC	              *W EXP 02/27/201	834376147      153    730,410 SH       SHARED-DEFINED	 1,2	730,410
TAIWAN FD INC	              COM	        874036106    3,854    229,113 SH       SHARED-DEFINED	 1,2	229,113
TALISMAN ENERGY INC	      COM	        87425E103      378     30,000 SH       SHARED-DEFINED	 1,2	 30,000
THAI FD INC	              COM	        882904105      187     11,800 SH       SHARED-DEFINED	 1,2	 11,800
VALE CAP II	              GTD CV 6.75%12	91912F201    1,260     19,900 SH       SHARED-DEFINED	 1,2	 19,900
QIAO XING MOBILE COMM CO LTD  SHS	        G73031109      751    751,074 SH       SHARED-DEFINED	 1,2	751,074